Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting
The following table sets forth the Company’s segment information of revenue, significant expenses and net loss:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Revenue	$1,511	$1,057	$4,343	$1,755
Less:
Operating expenses excluding salaries and share-based compensation:
Cost of revenue (exclusive of depreciation and amortization below)	82	3	129	5
Research and development	7,405	5,458	15,777	8,563
General and administrative	6,976	1,186	14,964	2,077
Sales and marketing	302	207	1,510	231
Salaries and share-based compensation expense	16,684	8,774	27,688	16,950
Depreciation and amortization	1,639	1,259	3,256	2,535
Interest (income) expense, net	(2,319)	(342)	(2,129)	(894)
Other segment items(1)	12,793	(348)	5,803	(367)
Net loss	$(42,051)	$(15,140)	$(62,655)	$(27,345)
(1) Other segment items include other operating income, net, loss on fair value of earn out share liabilities, net, loss on derivative instruments, net and other (income) expense, net which are reflected in the consolidated statements of operations and comprehensive loss.